Net sales - Performance obligations (Details)	Dec. 31, 2023	Dec. 31, 2022
Performance obligations
Remaining performance obligation (as a percent)	100.00%	100.00%
Within 1 year
Performance obligations
Remaining performance obligation (as a percent)	51.00%	75.00%
2-3 years
Performance obligations
Remaining performance obligation (as a percent)	30.00%	21.00%
More than 3 years
Performance obligations
Remaining performance obligation (as a percent)	19.00%	4.00%